Long-term debt (Details Textual) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended
	Dec. 29, 2014	Jun. 30, 2011	Dec. 31, 2014	Jul. 03, 2014	Apr. 08, 2014	Mar. 04, 2014	Sep. 30, 2013
Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					$ 161,100,000	$ 96,000,000
Early Repayment of Senior Debt	7,900,000
Old Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		288,000,000
Debt Issuance Cost		1,900,000
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt							299,000,000
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					143,100,000	35,500,000
Long-term Line of Credit			178,600,000
Debt Instrument, Description of Variable Rate Basis			The interest rate for the export credit tranche of $178.6 million is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments			The export credit tranche is repayable in quarterly installments over 12 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.90%
Debt Instrument, Basis Spread on Variable Rate			2.30%
Early Repayment of Senior Debt	6,300,000
FSRU tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity			12,100,000
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					18,000,000	28,400,000
Long-term Line of Credit			58,500,000
Debt Instrument, Description of Variable Rate Basis			FSRU tranche of $58.5 million has an interest rate of LIBOR plus a margin of 3.4%.
Line of Credit Facility, Frequency of Payments			The FSRU tranche is repayable quarterly over 7 years
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			16,500,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.40%
Debt Instrument, Basis Spread on Variable Rate			3.40%
Early Repayment of Senior Debt	1,600,000
Mooring tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt						32,100,000
Line of Credit Facility, Periodic Payment				32,100,000
Debt Instrument, Description of Variable Rate Basis			The Mooring tranche of $61.9 million bore interest at a rate equal to LIBOR plus a margin of 2.5%.
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.00%
Early Repayment of Senior Debt			61,900,000
Letter of Credit [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit							$ 10,700,000
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description			The primary financial covenants under the Lampung facility are as follows: ⋅ Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; ⋅ Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and ⋅ Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Secured Debt [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		1.20%